ACQUISITION OF SPIN GAMES LLC	12 Months Ended
Dec. 31, 2023
Spin Games LLC
ACQUISITION OF SPIN GAMES LLC
ACQUISITION OF SPIN GAMES LLC
6	ACQUISITION OF SPIN GAMES LLC

On June 1, 2022, the Company announced that it had acquired Spin Games LLC (“Spin”).

The Company signed a purchase agreement to acquire all of the outstanding membership interests of Spin in a cash and stock transaction for an undiscounted purchase price of EUR 17,179 (USD 18,402). Pursuant to the transaction, the sellers of Spin received EUR 10,626 (USD 11,383) in cash, EUR 1,426 (USD 1,528) in common shares of the Company and is expected to receive a discounted value of EUR 4,003 (USD 4,288) worth of common shares of the Company over the next three years. The fair value of the deferred consideration is determined using a put option pricing model with volatility of between 71.4% and 80.9%, annual dividend rate of 0%, and time to maturity of 1-3 years.

Concurrently with the payment of consideration on June 1, 2022, EUR 661 of loans payable to the sellers of Spin were settled in cash.

The fair value allocations which follow are based on the purchase price allocations conducted by management.

Balances
Purchase price:
Prepaid consideration	2,138
Cash paid upon business combination	8,488
Shares	1,426
Deferred consideration	4,003
Total purchase price	16,055

Fair value of assets acquired, and liabilities assumed:
Cash and cash equivalents	266
Trade and other receivables	405
Prepaid expenses and other assets	105
Property and equipment	107
Right-of-use assets	177
Trade payables and other liabilities	(923)
Deferred revenue	(364)
Lease obligations on right of use assets - current	(88)
Loans payable	(773)
Lease obligations on right of use assets - noncurrent	(89)
Net assets acquired and liabilities assumed	(1,177)

Fair value of intangible assets:
Intellectual property	1,471
Customer relationships	8,131
Gaming licenses	164
Brand	462
Trademarks	70
Goodwill	6,934

6ACQUISITION OF SPIN GAMES LLC (CONTINUED)

The Company measured the present value of deferred consideration to be paid in common shares as EUR 4,003 and subsequently recorded an accretion expense of EUR 404 in the year ended December 31, 2023 (year ended December 31, 2022: EUR 316) and a loss on remeasurement of deferred consideration of EUR 440 for the year ended December 31, 2023 (year ended December 31, 2022: gain of EUR 804).

As a result of remeasurement of deferred consideration and accretion of liabilities during the period from acquisition of Spin to the reporting date, as at December 31, 2023, deferred consideration of EUR 1,513 and EUR 1,426 has been recorded in current and non-current liabilities, respectively (December 31, 2022: EUR 1,176 in current and EUR 2,121 in non-current liabilities).

The fair value of deferred consideration as at December 31, 2023 is measured by determining the period-end share price and the discount for lack of marketability (DLOM) applying Finnerty’s average-strike put option model (2012). The assumptions include applying an annual dividend rate of 0.0% and volatility of between 55.3% and 64.5% resulting in a DLOM of 9.4% and 14.5% for the second and third anniversary settlement of consideration, respectively.

The fair value of deferred consideration as at December 31, 2022 is measured by determining the period-end share price and the discount for lack of marketability (DLOM) applying Finnerty’s average-strike put option model (2012). The assumptions include applying an annual dividend rate of 0.0% and volatility of between 63.6% and 73.8% resulting in a DLOM of 9.3%, 18.8% and 21.8% for the first, second and third anniversary settlement of consideration, respectively.

In the year ended December 31, 2023, the Company issued 357,739 common shares of the Company as deferred consideration upon the first anniversary of the acquisition of Spin. Subsequently a transfer of EUR 1,104 from shares to be issued to share capital was recorded in the consolidated statements of changes in equity.

Pro-forma revenues and net loss

On a pro-forma basis, Spin generated revenue of EUR 2,987 in the year ended December 31, 2022. This would have resulted in consolidated revenues of EUR 85,937 for the year ended December 31, 2022, respectively.

On a pro-forma basis, Spin contributed net loss of EUR 2,477 for the year ended December 31, 2022. This would have resulted in consolidated net loss of EUR 4,312 for the year ended December 31, 2022.